Segment Reporting - Disclosure of Operating Segment Information (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2020		Jun. 30, 2019	Jun. 30, 2018
Revenue
License revenue	$ 7,486,444	[1]	$ 139,782	$ 2,630,484
Other income
Research material sales	279,805		1,155,065	1,008,678
Grant income	5,973,034		4,342,364	3,214,441
Net gain on fair value movement of warrants	2,214,813		961,176	(189,983)
Net gain on foreign exchange	346,331		493,736	322,518
Interest income	199,541		397,281	177,186
Total revenue and other income	16,499,968		7,489,404	7,353,307
Segment Result	(13,468,195)		(18,343,984)	(12,744,344)
Profit/(loss) before income tax expense	(13,468,195)		(18,343,984)	(12,744,344)
Income tax benefit	(37)		0	(1,676)
Loss after income tax expense	(13,468,232)		(18,343,984)	(12,746,020)
Total segment assets	46,597,252		40,541,499	46,998,783
Total segment liabilities	13,297,907		16,153,783	13,476,856
Immunotherapy [Member]
Revenue
License revenue	7,486,444	[1]	139,782	2,630,484
Other income
Research material sales	279,805		1,155,065	1,008,678
Grant income	5,973,034		4,342,364	3,214,441
Total revenue and other income	13,739,283		5,637,211	6,853,603
Segment Result	(16,228,880)		(20,196,177)	(13,054,065)
Profit/(loss) before income tax expense	(16,228,880)		(20,196,177)	(13,054,065)
Total segment assets	46,597,252		40,541,499	46,998,783
Total segment liabilities	13,297,907		16,153,783	13,476,856
Unallocated [member]
Other income
Net gain on fair value movement of warrants	2,214,813		961,176
Net gain on foreign exchange	346,331		493,736	322,518
Interest income	199,541		397,281	177,186
Total revenue and other income	2,760,685		1,852,193	499,704
Segment Result	2,760,685		1,852,193	309,721
Profit/(loss) before income tax expense	$ 2,760,685		$ 1,852,193	$ 309,721

[1]	Licensing revenue increased significantly from A$140K in FY 2019 to A$7.49 million in FY 2020, mainly attributed to the GSK milestone payment of GBP 4 million (A$7.49 million) received in this fiscal year related to the first patient being dosed in GSK’s Phase II clinical trial evaluating GSK2831781 in ulcerative colitis.